N-2 - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001503290
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		abrdn Income Credit Strategies Fund
Document Period End Date		Apr. 30, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation.
Risk Factors [Table Text Block]
9.  Portfolio Investment Risks

a.  Bank Loan Risk:
There are some risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or distributions. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders. Additionally, in certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders and purchasers of interests in loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law.

b.  Credit and Market Risk:
A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the actual or perceived financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

c.  Emerging Markets Risk:
Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries, and potential difficulties in enforcing contractual obligations.
Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine that remains ongoing. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Fund's investments.

d.  High-Yield Bonds and Other Lower-Rated Securities Risk:
The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

e.  Interest Rate Risk:
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund may be subject to greater interest rate risk of due to the changing interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

f.  Risks Associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

Annual Dividend Payment		$ (0.47)	$ (0.95)	$ (1.2)	$ (1.2)	$ (1.2)	$ (1.2)
Lowest Price or Bid		5.01
Highest Price or Bid		5.76
Lowest Price or Bid, NAV		5.5
Highest Price or Bid, NAV		$ 5.9
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(1.20%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(9.67%)
Share Price		$ 5.45	5.57	6.49	5.78	6.37	11.3
NAV Per Share		$ 5.65	$ 5.89	$ 6.53	$ 6.52	$ 6.72	$ 10.45	$ 10.15
Latest Premium (Discount) to NAV [Percent]		(3.54%)	(5.43%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
5.  Capital
The Fund is authorized to issue an unlimited number of common shares of beneficial interest at par value $0.001 per common share. As of April 30, 2026, there were 125,470,678 shares of common stock issued and outstanding.
Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund's Dividend Reinvestment and Optional Cash Purchase Plan. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.
The Fund has filed a shelf registration statement with the SEC, initially effective on May 30, 2024, authorizing the Fund to issue up to $182,234,959 aggregate initial offering price of common shares of beneficial interest with no par value ("Common Shares"), preferred shares ("Preferred Shares"), promissory notes ("Notes"), subscription rights to purchase Common Shares ("Rights" and collectively with the Common Shares and Preferred Shares, "Securities") in one or more offerings in amounts, at prices and on terms set forth in one or more supplements to the initial Prospectus (each a "Prospectus Supplement"). The offering costs associated with the Fund's shelf registration statement are approximately $125,125 of which $0 was charged to paid-in-capital upon the issuance of associated shares.

Security Dividends [Text Block]
g.  Distributions:
The Fund intends to make regular monthly distributions of net investment income to holders of Common Shares. The Fund expects to pay its Common Shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to Common Shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Outstanding Security, Title [Text Block]		common stock
Outstanding Security, Held [Shares]		125,470,678
Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
a.  Bank Loan Risk:
There are some risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or distributions. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders. Additionally, in certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders and purchasers of interests in loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law.

Credit and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
b.  Credit and Market Risk:
A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the actual or perceived financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
c.  Emerging Markets Risk:
Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries, and potential difficulties in enforcing contractual obligations.
Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine that remains ongoing. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Fund's investments.

High Yield Bonds And Other Lower Rated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
d.  High-Yield Bonds and Other Lower-Rated Securities Risk:
The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
e.  Interest Rate Risk:
The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund may be subject to greater interest rate risk of due to the changing interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Risks Associated with Foreign Securities And Currencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
f.  Risks Associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 180,000,000	$ 260,000,000	$ 240,000,000	$ 105,000,000	$ 88,000,000	$ 118,000,000
Senior Securities Coverage per Unit	[1]	$ 5,714	$ 3,995	$ 4,583	$ 4,618	$ 3,348	$ 3,399
Senior Securities, Note [Text Block]
8.  Revolving Credit Facility
On November 23, 2023 the Fund's senior secured 364-day Revolving Credit Facility with BNP Paribas was amended to extend the scheduled commitment termination date to November 20, 2024 with a committed facility amount of $170,000,000 (the "Revolving Credit Facility"). Then on September 4, 2025, the Fund's senior secured 364-day Revolving Credit Facility with BNP Paribas was amended to extend the scheduled commitment termination date to September 3, 2026 with a committed facility amount of $400,000,000. The Fund's outstanding balance as of April 30, 2026 was $180,000,000. The average interest rate on the Revolving Credit Facility during the six-month period ended April 30, 2026 was 5.31%. The average balance for the six-month period ended April 30, 2026 was $200,773,481. Under the terms of the Revolving Credit Facility and applicable regulations, the Fund is required to maintain certain asset coverage ratios for the amount of its outstanding borrowings. The Board regularly reviews the use of leverage by the Fund. A more detailed description of the Fund's leverage can be found in the Report of the Investment Adviser. Under the Revolving Credit Facility, the Fund is charged interest on amounts borrowed at variable rate, which may be based on the Secured Overnight Financing Rate plus a spread. The interest expense is accrued on a daily basis and is payable to The BNP Paribas on a monthly basis. The Fund is also charged a commitment fee on the daily unused balance of the Revolving Credit Facility.
The amounts borrowed from the Revolving Credit Facility may be invested to return higher rates than the rates in the Fund’s portfolio. However, the cost of leverage could exceed the income earned by the Fund on the proceeds of such leverage. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund’s common stock will decrease. In addition, in the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Non-recurring expenses in connection with the implementation of the Revolving Credit Facility will reduce the Fund’s performance.

The Fund may use leverage to the maximum extent permitted by the 1940 Act, which permits leverage to exceed 33.33% of the Fund's total assets (including the amount obtained through leverage) in certain market conditions. The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the Revolving Credit Facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is not permitted to declare dividends or other distributions in the event of default under the Revolving Credit Facility. In the event of default under the Revolving Credit Facility, the lender has the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lender may be able to control the liquidation as well. A liquidation of the Fund’s collateral assets in an event of default, or a voluntary paydown of the Revolving Credit Facility in order to avoid an event of default, would typically involve administrative expenses and sometimes penalties. Additionally, such liquidations often involve selling off portions of the Fund’s assets at inopportune times which can result in losses when markets are unfavorable. The Revolving Credit Facility has a term of 364 days and is not a perpetual form of leverage; there can be no assurance that the Revolving Credit Facility will be available for renewal on acceptable terms, if at all.
The credit agreement governing the Revolving Credit Facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments, which are more stringent than those imposed on the Fund by the 1940 Act. The covenants or guidelines could impede the Adviser or Sub-Adviser from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the Revolving Credit Facility. The covenants also include a requirement that the Fund maintain net assets of no less than $100,000,000.

Senior Securities Headings, Note [Text Block]		Revolving Credit Facility
Series A Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 100,000,000	$ 0	$ 0	$ 0	$ 0	$ 0
Senior Securities Coverage per Unit	[2]	$ 257.15	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred Stock Liquidating Preference		$ 25	$ 0	$ 0	$ 0	$ 0	$ 0
Series A Perpetual Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Senior Securities Coverage per Unit	[3]	$ 642.87	$ 649.22	$ 687.38	$ 303.03	$ 184.16	$ 250.67
Preferred Stock Liquidating Preference		25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[4]	$ 20.44	$ 21.69	$ 23.63	$ 22.21	$ 24.4	$ 26.56

[1]	Asset coverage per $1,000 on senior securities is calculated by dividing net assets plus the amount of any borrowings, including Series A Perpetual Preferred Shares, for investment purposes by the amount of any senior securities, which includes the revolving credit facility and then multiplying by $1,000.
[2]	Asset coverage per share of Series A Mandatory Redeemable Preferred Shares is calculated by subtracting the fund's total liabilities (not including senior securities or the liquidation preference of preferred shares) from the fund's total assets and dividing by shares of outstanding preferred stock (based on a per share liquidation preference of $25.00).
[3]	Asset coverage per share of Series A Perpetual Preferred Shares is calculated by subtracting the fund's total liabilities (not including senior securities or the liquidation preference of preferred shares) from the fund's total assets and dividing by shares of outstanding preferred stock (based on a per share liquidation preference of $25.00).
[4]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.